COLUMBIA INTERNATIONAL FUND, VARIABLE SERIES
                                            (the "International Fund")
                                   Supplement to Prospectuses dated May 1, 2004
                                  (Replacing the Supplement dated July 27, 2004)


Effective September 30, 2004, Mr. James M. McAlear retired from Columbia Management Advisors, Inc. Ms. Penelope L. Burgess and Ms. Deborah F. Snee currently co-manage the International Fund. On July 27, 2004, the following paragraphs regarding Ms. Burgess and Ms. Snee were added to the section describing the portfolio managers for the International Fund under the section TRUST MANAGEMENT ORGANIZATIONS; PORTFOLIO MANAGERS:

Penelope L. Burgess, CFA, a senior vice president of Columbia Management, is a co-manager for the International Fund and has co-managed the Fund since July, 2004. Ms. Burgess has been associated with Columbia Management or its predecessors since 1993.

Deborah F. Snee, a senior vice president of Columbia Management, is a co-manager for the International Fund and has co-managed the Fund since July, 2004. Ms. Snee has been associated with Columbia Management or its predecessors since 1999.



                                                                October 7, 2004

                   LIBERTY SELECT VALUE FUND, VARIABLE SERIES
                            (the "Select Value Fund")
                  Supplement to Prospectuses dated May 1, 2004


Effective September 30, 2004, Mr. Jeffrey C. Kinzel left Columbia Management Advisors, Inc. ("Columbia Management"). Effective November 1, 2004, Mr. Daniel
K. Cantor will be leaving Columbia Management. The following paragraphs regarding Diane Sobin and David Hoffman are added to the section describing the portfolio managers for the Select Value Fund under the section TRUST MANAGEMENT ORGANIZATIONS; PORTFOLIO MANAGERS:

Diane L. Sobin, a Senior Portfolio Manager of Columbia Management, is a co-manager for the Fund and has co-managed the Fund since September, 2004.
Ms. Sobin has been associated with Columbia Management and its predecessor or affiliate organizations since August, 2001. Prior to joining in August, 2001, Ms. Sobin was a Senior Vice President with Zurich Scudder Investments, Inc. from February, 2000 to June, 2001. Before that, Ms. Sobin was a Managing Director with Chase Asset Management from July, 1997 to October, 1999.

David I. Hoffman, a Senior Portfolio Manager of Columbia Management, is a co-manager for the Fund and has co-managed the Fund since September, 2004.
Mr. Hoffman has been associated with Columbia Management and its predecessor or affiliate organizations since August, 2001. Prior to joining in August, 2001, Mr. Hoffman was a Vice President with Zurich Scudder Investments, Inc. from March, 1999 to July, 2001. Before that, Mr. Hoffman was a Managing Director with HVB Asset Management (and related companies) from June, 1991 to February, 1999.


                                                               October  7, 2004